Income Taxes - Reconciliation of (Benefit)/Provision for Income Taxes (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Profit/(loss) before income taxes	(9,316,127)	(11,633,807)	(9,131,222)
Computed by applying income tax rate of home jurisdiction	(2,794,838)	(3,490,142)	(2,739,367)
Research & development incentive	2,502,701	3,613,149	(1,268,040)
Disallowed expenses/(income):
Share based payment	(188,360)	177,280	279,278
Other	3,136	6,697	8,425
Change in valuation allowance	477,361	(306,984)	3,719,704
Income tax expense/(benefit)	0	0	0
Computed by applying income tax rate of home jurisdiction, percentage rate	30.00%	30.00%	30.00%
Research & development incentive, percentage rate	(27.00%)	(31.00%)	14.00%
Disallowed expenses/(income):
Share based payment, percentage rate	2.00%	(2.00%)	(3.00%)
Other, percentage rate	0.00%	0.00%	0.00%
Change in valuation allowance, percentage rate	(5.00%)	3.00%	(41.00%)
Income tax expense/(benefit), percentage rate	0.00%	0.00%	0.00%